UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [  ];              Amendment Number:
       This Amendment (Check only one):         [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.
                           15 Alton Hill
                           Southampton, SN01, Bermuda

Form 13F File Number:               28-05483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lisa M. Pankratz
Title:        Vice President
Phone:        (604) 601-8324

Signature, Place, and Date of Signing:

     /s/ Lisa M. Pankratz         Vancouver, B.C. Canada       August 13, 2003
     ----------------------      ----------------------        -----------------
     [Signature]                 [City, State]                 [Date]

The Other Included Manager, McElvaine Investment Management Ltd., ("MIML") is under common control with the Filing Manager. MIML exercises sole investment discretion and sole voting authority over the seucrities it manages.

Report Type  (Check only one):

[ ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Mackenzie Financial Corporation (Form 13F File Number 28-5178) with respect to securities held in Mackenzie Universal Select Managers Fund, Mackenzie Universal Select Managers Canada Fund, Mackenzie Universal Select Managers Capital Class, Mackenzie Universal Select Managers Canada Capital Class, Mackenzie Cundill Value Capital Class, Mackenzie Cundill American Capital Class, Mackenzie Universal Select Managers International Capital Class, IG Mackenzie Select Managers Fund, and IG Mackenzie Select Managers Canada Class.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            1
                                                  -----------------------

Form 13F Information Table Entry Total:                      23
                                                  -----------------------

Form 13F Information Table Value Total:                 $270,206,996
                                                  -----------------------


List of Other Included Managers:

      01 - McElvaine Investment Management Ltd.

                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.

                            Name of Reporting Manager
                           Form 13F Information Table


Name of         Title of  CUSIP       Value     Shrs or      SH/PRN  Put/  Investment  Other     Voting   Authority
issuer          class                 (x$1000)  prn amt              Call  discretion  managers  Sole       Shared    None

Alderwoods     Common     014383103    9,208    1,685,950    SH            OTHER       01        1,120,950     0   565,000
Group Inc.     Stock


AOL Time       Common     00184A105    8,067      500,000    SH            SOLE                    500,000     0       0
Warner         Stock


Apple          Common     037833100    3,650      190,600    SH            SOLE                    190,600     0       0
Computer       Stock


BCE Inc.       Common     05534B109    9,652      420,000    SH            SOLE                    420,000     0       0
               Stock


Brascan        Common     10549P606   22,478      913,642    SH            SOLE                    913,642     0       0
Ltd.           Stock
Vt Sh


Canadian       Common     136069101   13,559      340,000    SH            SOLE                    340,000     0       0
Imperial       Stock
Bank of
Commerce


Canadian       Common     136385101   21,356      537,000    SH            SOLE                    537,000     0       0
Natural        Stock
Resources
Ltd.


Encana Corp.   Common     292505104   13,388      350,000    SH            SOLE                    350,000     0       0
               Stock


Focus          Common     344159108    1,403    1,075,000    SH            SOLE                  1,075,000     0       0
Enhancements   Stock
Inc.


Goldcorp       Common     380956409    8,388      699,760    SH            SOLE                    699,760     0       0
Inc.           Stock


Grill          Common     398502203    1,270      470,243    SH            SOLE                    470,243     0       0
Concepts       Stock
Inc.


IDT Corp.      Common     448947309   37,059    2,100,400    SH            SOLE                  2,100,400     0       0
Class "B"      Stock


Liberty        Common     530718105   53,855    4,647,002    SH            SOLE                  4,647,002     0       0
Media Corp.    Stock-A
New


Mattell Inc.   Common     577081102    5,317      281,000    SH            OTHER       01                0     0   281,000
               Stock


McDonalds      Common     580135101      340       15,400    SH            SOLE                     15,400     0       0
Corp.          Stock


MDS Inc.       Common     55269P302    4,721      343,600    SH            SOLE                    343,600     0       0
               Stock


Noranda Inc.   Common     655422103   10,803    1,124,900    SH            SOLE                  1,124,900     0       0
               Stock


Potlatch       Common     737628107    7,091      274,600    SH            SOLE                    274,600     0       0
Corporation    Stock


QLT Inc.       Common     746927102   10,260      811,900    SH            SOLE                    811,900     0       0
               Stock


Quebecor       Common     748203106    3,465      188,000    SH            SOLE                    188,000     0       0
World Inc.     Stock


Talisman       Common     87425E103    1,979       43,500    SH            SOLE                     43,500     0       0
Energy Inc.    Stock


Telus          Non-       87971M202      761       46,000    SH            SOLE                     46,000     0       0
Corporation    Voting
               Shares


Videsh         ADR        92659G600   22,136    4,166,900    SH            SOLE                  4,166,900     0       0
Sanchar
Nigam Ltd. -
sp ADR
